Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Schedule of amounts recognised in the balance sheet

	As at	As at	As at
	1 January	31 December	31 December
	2019	2019	2020
	RMB	RMB	RMB
Lease liabilities
Current	24,329	36,266	35,868
Non-current	108,778	165,615	178,983
	133,107	201,881	214,851

Schedule of amounts recognised in the statement of comprehensive income

	2018	2019	2020
	RMB	RMB	RMB
Interest expense (included in finance costs) (Note 8)	—	12,767	16,693
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	—	8,986	4,860